Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information [Line Items]
Revenues	$ 31,574	$ 28,702	$ 32,747	$ 24,400	$ 23,125	$ 24,142	$ 22,384	$ 22,461	$ 117,423	$ 92,112	$ 90,281
Gross profit	23,508	21,095	23,128	16,915	17,241	17,873	8,991	14,414	84,646	58,519	53,840
Loss from continuing operations	(199,591)	(16,972)	(14,003)	(18,212)	(8,610)	(13,743)	(17,124)	(10,172)	(248,778)	(49,649)	(44,404)
Income from discontinued operations	2,250	11,834	14,191	8,861	9,409	16,740	11,322	9,055	37,136	46,526	51,310
Net (loss) income	$ (197,341)	$ (5,138)	$ 188	$ (9,351)	$ 799	$ 2,997	$ (5,802)	$ (1,117)	$ (211,642)	$ (3,123)	$ 6,906
Net loss from continuing operations per common share - basic	$ (2.76)	$ (0.23)	$ (0.19)	$ (0.29)	$ (0.14)	$ (0.23)	$ (0.30)	$ (0.18)	$ (3.55)	$ (0.85)	$ (0.83)
Net loss from continuing operations per common share - diluted	(2.76)	(0.23)	(0.16)	(0.29)	(0.11)	(0.18)	(0.30)	(0.18)	(3.55)	(0.85)	(0.81)
Net income from discontinued operations per common share - basic	0.04	0.16	0.19	0.14	0.15	0.28	0.19	0.15
Net income from discontinued operations per common share - diluted	0.04	0.16	0.16	0.14	0.12	0.22	0.19	0.15
Other comprehensive (loss) income:
Net (loss) income per common share - basic	(2.72)	(0.07)	0.00	(0.15)	0.01	0.05	(0.11)	(0.03)	(3.02)	(0.09)	0.06
Net (loss) income per common share - diluted	$ (2.72)	$ (0.07)	$ 0.00	$ (0.15)	$ 0.01	$ 0.04	$ (0.11)	$ (0.03)	$ (3.02)	$ (0.09)	$ 0.05